Schedule of current finance debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finance Debt
Short-term debt	$ 108	$ 1,140
Current portion of long-term debt	3,063	2,383
Accrued interest on short and long-term debt	470	663
Total	$ 3,641	$ 4,186